Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Property, Plant and Equipment
The components of premises and equipment at December 31, 2013 and 2012 are as follows:

	2013	2012
	(In Thousands)
Land	$208	$208
Buildings	900	883
Leasehold improvements	352	346
Furniture, fixtures and equipment	695	547
	2,155	1,984
Accumulated depreciation	(518)	(376)
	$1,637	$1,608